Loss Per Share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 11 — LOSS PER SHARE

Prior to the reverse recapitalization in connection with the Closing, all net loss was attributable to the noncontrolling interest. For the periods prior to February 15, 2023, earnings per share was not calculated because net income prior to the Business Combination was attributable entirely to Intermediate. Further, prior to the consummation of the Business Combination, the Intermediates ownership structure included equity interests held solely by Holdings. The Company analyzed the calculation of earnings per share for comparative periods presented and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, the earnings per share information has not been presented for the three-months ended March 31, 2022.

Basic net loss per share has been computed by dividing net loss attributable to class A common shareholders for the period subsequent to the business combination by the weighted average number of shares of common stock outstanding for the same period. Diluted earnings per share of Class A common stock were computed by dividing net loss available to the Company by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive securities.

The Company’s potentially dilutive securities, which include warrants, Holdings and Sponsor earn-out shares, and convertible debt have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same. The following table sets forth the computation of net loss used to compute basic net loss per share of Class A common stock for the period ended March 31, 2023.

Three months ended March 31, 2023
Net income (loss)	$(574,461)
Basic weighted-average shares outstanding	6,124,245
Dilutive effect of share-based awards	—
Diluted weighted-average shares outstanding	6,124,245
Basic income per share	(0.09)
Diluted income per share	(0.09)

The Company’s stock options, warrants, and earnouts could have the most significant impact on diluted shares should the instruments represent dilutive instruments. However, securities that could potentially be dilutive are excluded from the computation of diluted earnings per share when a loss from continuing operations exists or when the exercise price exceeds the average closing price of the Company’s common stock during the period, because their inclusion would result in an antidilutive effect on per share amounts.

The following amounts were not included in the calculation of net income per diluted share because their effects were anti-dilutive:

Three months ended, March 31, 2023
Public warrants	12,937,479
Private placement warrants	2,475,000
Earnout Shares	3,234,375
Convertible debt	40,963
Total antidilutive instruments	18,687,817

As a result of incurring a net loss for the three months ended March 31, 2023, 18,687,817 potential anti-dilutive common shares were excluded from the above earnings per share calculation.